Segment and Geographic Area Information - Schedule of Geographic Information for Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,252	$ 7,430	$ 6,640
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,377	3,713	3,273
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	625	678	578
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	513	355	378
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	439	458	363
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	376	350	283
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	264	287	220
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	187	174	145
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	166	220	263
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	150	152	130
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	130	103	98
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,025	$ 940	$ 909